Property, Plant and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Abstract]
Capitalized interest costs	$ 0	$ 557	$ 0